Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statements of zhongchao shanghai
Name	Background		Ownership
Zhongchao Group Inc. (“Zhongchao BVI”)	●	A BVI company	100% owned by Zhongchao Cayman
	●	Incorporated on April 23, 2019
	●	A holding company
Zhongchao USA LLC (“Zhongchao USA”)	●	A United States company	100% owned by Zhongchao Cayman
	●	Incorporated on 3 September, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Japan (“Zhongchao Japan”)	●	A Japan company	100% owned by Zhongchao USA since December 2021. Before December 2021, 10% owned by Zhongchao USA and 90% owned by Mr. Weiguang Yang
	●	Incorporated on 1 October, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Group Limited (“Zhongchao HK”)	●	A Hong Kong company	100% owned by Zhongchao BVI
	●	Incorporated on May 14, 2019
	●	A holding company
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”)	●	A PRC company and deemed a wholly foreign owned enterprise	100% owned by Zhongchao HK
	●	Incorporated on May 29, 2019
	●	A holding company
Zhongchao Shanghai	●	A PRC limited liability company	VIE of Beijing Zhongchao Zhongxing Technology Limited
	●	Incorporated on August 17, 2012
	●	Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghai
	●	Incorporated on March 12, 2015
	●	Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).

Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”)	●	A PRC limited liability company	100% owned by Shanghai Maidemu
	●	Incorporated on September 28, 2016
	●	Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghai
	●	Incorporated on May 27, 2017
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”)	●	A PRC limited liability company	93.33% owned by Shanghai Zhongxun*
	●	Incorporated on October 10, 2018
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”)	●	A PRC limited liability company

70% owned by Zhongchao Shanghai, and 30% owned by Mr. Zhengbo Ma on behalf of Zhongchao Shangha before December 8, 2021, and 30% owned by Shanghai Lingzhong Enterprise Management LLP on behalf of Zhongchao Shanghai after December 8, 2021

	●	Incorporated on April 27, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”)	●	A PRC limited liability company	100% owned by Beijing Boya
	●	Incorporated on July 16, 2021
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”)	●	A PRC limited liability company	100% owned by Beijing Boya
	●	Incorporated on July 6, 2020
	●	Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on January 13, 2021
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.

Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on July 21, 2021
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on May 18, 2021 and cancelled on September 1, 2022
	●	Engaged in online hospital operation, provide online medical service, online consultation, prescription information services, and medication retails.
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxun
	●	Incorporated on January 18, 2022
	●	Engaged in trading of patented drugs
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”)	●	A PRC limited liability company	100% owned by Hainan Muxin
	●	Incorporated on November 8, 2021
	●	Acquired by the Company on August 31, 2022
	●	Provision of online platform for communication between hospitals and patients
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”)	●	A PRC limited liability company	60% owned by Beijing Yisuizhen
	●	Incorporated on July 1, 2003
	●	Acquired by the Company on August 31, 2022
	●	Provision of online platform for communication between hospitals and patients

Schedule of financial statements is reconciled
	December 31, 2022	December 31, 2021
Number of Class A Ordinary Shares legally issued and outstanding	19,181,355	18,103,355
Class A Ordinary Shares committed to be issued to HF Capital	1,350,068	1,350,068
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	20,531,423	19,453,423